Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 13, 2013
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 13, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug. 13, 2013
Prospectus Date	rr_ProspectusDate	Aug. 13, 2013
AdvisorShares Sage Core Reserves ETF (Prospectus Summary) | AdvisorShares Sage Core Reserves ETF | AdvisorShares Sage Core Reserves ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOLD